Equity dividends (Tables)	12 Months Ended
Mar. 31, 2026
Equity dividends.
Schedule of dividends declared and proposed
	$		$		$

	2026 €m		2025 € m		2024 € m

Declared during the financial year

Final dividend for the year ended 31 March 2025: 2.25 eurocents per share

(2024: 4.50 eurocents per share, 2023: 4.50 eurocents per share)		558		1,212		1,215

Interim dividend for the year ended 31 March 2026: 2.25 eurocents per share

(2025: 2.25 eurocents per share, 2024: 4.50 eurocents per share)		536		583		1,218

		1,094		1,795		2,433

Proposed after the end of the year and not recognised as a liability

Final dividend for the year ended 31 March 2026: 2.3625 eurocents per share

(2025: 2.25 eurocents per share, 2024: 4.50 eurocents per share)		544		558		1,219